Reconciliation Of The Income Tax Provision (Details) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Statutory tax rate	27.00%	27.00%
Loss before income taxes	$ (1,354,925)	$ (4,899,259)
Expected income tax recovery	(366,000)	(1,323,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability
Other permanent differences	23,000	599,000
Foreign income taxed at foreign rates	49,000	46,000
Impact of under provision in previous year	4,000	(18,000)
Change in valuation allowance	290,000	696,000
Income tax recovery (expense)